Net Income (Loss) Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic:
Net income (loss) (in thousands)	$ (50,218)	$ 327
Weighted average shares	18,205,586	16,911,103
Basic income (loss) per common share	$ (2.76)	$ 0.02
Diluted:
Income (loss) available to common stockholders for diluted net income (loss) per common share (in thousands)	$ (50,218)	$ 327
Weighted average shares	18,205,586	16,911,103
Effect of dilutive securities	0	1,559,535
Weighted average shares, as adjusted	18,205,586	18,470,638
Diluted income (loss) per common share	$ (2.76)	$ 0.02